CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN REDEEMABLE PREFERRED UNITS AND MEMBERS DEFICIT/ STOCKHOLDERS EQUITY - USD ($)		Total		Additional Paid-in Capital	Members' Equity	Retained Deficit	Noncontrolling Interest	Redeemable Preferred Units	Class A Common Units	Class B Common Units	Class A Common Stock	Class B Common Stock	Class C Common Stock
Beginning Balances at Dec. 31, 2018		$ 41,400,000			$ 154,400,000	$ (113,300,000)				$ 300,000
Temporary Equity, Beginning Balance at Dec. 31, 2018								$ 43,000,000
Beginning Balance, shares at Dec. 31, 2018									100,000	1,010
Temporary Equity, Beginning Balance, shares at Dec. 31, 2018								430
Temporary Equity, Ending Balance at Mar. 31, 2019								$ 43,000,000
Temporary Equity, Ending Balance, shares at Mar. 31, 2019								430
Net loss		(13,500,000)				(13,500,000)
Preferred return on redeemable preferred units		(1,200,000)			(1,200,000)
Cumulative effect of ASC 606 adoption		(7,000,000)				(7,000,000)
Ending Balances at Mar. 31, 2019		19,700,000			153,200,000	(133,800,000)				$ 300,000
Ending Balance, shares at Mar. 31, 2019									100,000	1,010
Beginning Balances at Dec. 31, 2018		41,400,000			154,400,000	(113,300,000)				$ 300,000
Temporary Equity, Beginning Balance at Dec. 31, 2018								$ 43,000,000
Beginning Balance, shares at Dec. 31, 2018									100,000	1,010
Temporary Equity, Beginning Balance, shares at Dec. 31, 2018								430
Temporary Equity, Ending Balance at Sep. 30, 2019								$ 43,000,000
Temporary Equity, Ending Balance, shares at Sep. 30, 2019								430
Net loss	[1]	(44,300,000)
Ending Balances at Sep. 30, 2019		(13,900,000)			150,400,000	(164,600,000)				$ 300,000
Ending Balance, shares at Sep. 30, 2019									100,000	1,010
Beginning Balances at Mar. 31, 2019		19,700,000			153,200,000	(133,800,000)				$ 300,000
Temporary Equity, Beginning Balance at Mar. 31, 2019								$ 43,000,000
Beginning Balance, shares at Mar. 31, 2019									100,000	1,010
Temporary Equity, Beginning Balance, shares at Mar. 31, 2019								430
Net loss		(8,200,000)				(8,200,000)
Temporary Equity, Ending Balance at Jun. 30, 2019								$ 43,000,000
Temporary Equity, Ending Balance, shares at Jun. 30, 2019								430
Capital distributions		(100,000)			(100,000)
Preferred return on redeemable preferred units		(1,300,000)			(1,300,000)
Ending Balances at Jun. 30, 2019		10,100,000			151,800,000	(142,000,000)				$ 300,000
Ending Balance, shares at Jun. 30, 2019									100,000	1,010
Temporary Equity, Ending Balance at Sep. 30, 2019								$ 43,000,000
Temporary Equity, Ending Balance, shares at Sep. 30, 2019								430
Net loss		(22,600,000)	[1]			(22,600,000)
Preferred return on redeemable preferred units		(1,400,000)			(1,400,000)
Ending Balances at Sep. 30, 2019		(13,900,000)			150,400,000	(164,600,000)				$ 300,000
Ending Balance, shares at Sep. 30, 2019									100,000	1,010
Beginning Balances at Dec. 31, 2019		$ (28,900,000)			149,200,000	(178,400,000)			$ 0	$ 300,000
Beginning Balance, shares at Dec. 31, 2019									100,000	1,010
Temporary Equity, Beginning Balance, shares at Dec. 31, 2019		430
Net loss		$ (5,200,000)				(5,200,000)
Capital distributions		(100,000)			(100,000)
Preferred return on redeemable preferred units		(1,200,000)			(1,200,000)
Ending Balances at Mar. 31, 2020		(35,400,000)			147,900,000	(183,600,000)			$ 0	$ 300,000	$ 0
Ending Balance, shares at Mar. 31, 2020									100,000	1,010
Beginning Balances at Dec. 31, 2019		$ (28,900,000)			149,200,000	(178,400,000)			$ 0	$ 300,000
Beginning Balance, shares at Dec. 31, 2019									100,000	1,010
Temporary Equity, Beginning Balance, shares at Dec. 31, 2019		430
Net loss	[2]	$ (84,200,000)
Temporary Equity, Ending Balance at Sep. 30, 2020								$ 0
Temporary Equity, Ending Balance, shares at Sep. 30, 2020		0						0
Net loss	[1]	$ (90,100,000)
Ending Balances at Sep. 30, 2020		557,500,000		$ 572,600,000		(262,600,000)	$ 247,500,000
Ending Balance, shares at Sep. 30, 2020											28,550,026	35,567,488	15,920,291
Beginning Balances at Mar. 31, 2020		(35,400,000)			147,900,000	(183,600,000)			$ 0	$ 300,000	$ 0
Net loss prior to Reorganization Transactions, IPO and concurrent private placement		(72,900,000)				(72,900,000)
Beginning Balance, shares at Mar. 31, 2020									100,000	1,010
Capital distributions		(400,000)			(400,000)
Preferred return on redeemable preferred units		(900,000)			(900,000)
Balances at June 4, 2020 prior to Reorganization Transactions, IPO and concurrent private placement at Jun. 04, 2020		(109,600,000)			146,600,000	(256,500,000)				$ 300,000
Balances at June 4, 2020 prior to Reorganization Transactions, IPO and concurrent private placement, shares at Jun. 04, 2020									100,000	1,010
Temporary Equity, Balances prior to Reorganization Transactions, IPO and concurrent private placement at Jun. 04, 2020 at Jun. 04, 2020								$ 43,000,000
Temporary Equity, Balances prior to Reorganization Transactions, IPO and concurrent private placement, shares at Jun. 04, 2020 at Jun. 04, 2020								430
Reorganization transactions		43,000,000		189,900,000	$ (146,600,000)					$ (300,000)
Reorganization transactions, shares									(100,000)	(1,010)	528,150	39,204,989	15,513,817
Preferred dividends settled with LLC interests		2,300,000		2,300,000
Issuance of Class A common stock in connection with Follow-on Offering		463,800,000		463,800,000
Issuance of common stock in IPO and concurrent private placement, shares											17,250,000		4,625,346
Allocation of equity to noncontrolling interests				(211,500,000)			211,500,000
Issuance of common stock for change of control contingent liabilities		21,100,000		21,100,000
Issuance of common stock for change of control contingent liabilities, shares											915,503
Issuance of restricted stock units for change of control contingent liabilities		2,100,000		2,100,000
Equity-based compensation		50,000,000		50,000,000
Net loss subsequent to Reorganization Transactions, IPO and concurrent private placement		(2,100,000)				(1,100,000)	(1,000,000)
Ending Balances at Jun. 30, 2020		$ 470,600,000		517,700,000		(257,600,000)	210,500,000		$ 0	$ 0	$ 0	$ 0	$ 0
Ending Balance, shares at Jun. 30, 2020									0	0	18,693,653	39,204,989	20,139,163
Temporary equity reorganization transactions, value								$ (43,000,000)
Temporary equity reorganization transactions, shares								(430)
Temporary Equity, Ending Balance at Sep. 30, 2020								$ 0
Temporary Equity, Ending Balance, shares at Sep. 30, 2020		0						0
Net loss		$ (12,000,000)
Ending Balances at Sep. 30, 2020		557,500,000		572,600,000		(262,600,000)	247,500,000
Ending Balance, shares at Sep. 30, 2020											28,550,026	35,567,488	15,920,291
Beginning Balances at Jun. 30, 2020		470,600,000		517,700,000		(257,600,000)	210,500,000		$ 0	$ 0	$ 0	$ 0	$ 0
Beginning Balance, shares at Jun. 30, 2020									0	0	18,693,653	39,204,989	20,139,163
Net loss	[2]	(5,000,000)
Temporary Equity, Ending Balance at Sep. 30, 2020								$ 0
Issuance of Class A common stock in connection with Follow-on Offering		$ 91,800,000		91,800,000							$ 2,000,000.0
Temporary Equity, Ending Balance, shares at Sep. 30, 2020		0						0
Allocation of equity to noncontrolling interests				(45,700,000)			45,700,000
Exchange of shares				3,800,000			(3,800,000)
Exchange of shares, shares											7,856,373	(3,637,501)	(4,218,872)
Other		$ (1,200,000)		(1,200,000)
Equity-based compensation		6,200,000		6,200,000
Net loss		(9,900,000)	[1]			(5,000,000)	(4,900,000)
Ending Balances at Sep. 30, 2020		$ 557,500,000		$ 572,600,000		$ (262,600,000)	$ 247,500,000
Ending Balance, shares at Sep. 30, 2020											28,550,026	35,567,488	15,920,291

[1]	Net loss is equal to comprehensive loss.
[2]	Net loss attributable Shift4 Payments, Inc. is equal to comprehensive loss attributable to Shift4 Payments, Inc.